Subsequent Events (Narrative) (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 01, 2024 USD ($) $ / shares
Subsequent Event [Line Items]
Declared dividend per share | $ / shares	$ 1.33
Declared dividend total value | $	$ 60